Intangible assets - Other intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible assets - Other intangible assets
Schedule of changes in Other intangible assets in the consolidated balance sheet

Intangible Assets
with Finite Useful Life

Cost:
Balances at January 1, 2017	8,219
Additions	2,712
Disposals	(142)
Balances at December 31, 2017	10,789
Additions	2,964
Disposals	—
Balances at December 31, 2018	13,753

Accumulated amortization and impairment:
Balances at January 1, 2017	(4,181)
Additions	(1,523)
Disposals	141
Balances at December 31, 2017	(5,563)
Additions	(1,880)
Disposals	—
Balances at December 31, 2018	(7,443)
Balances at December 31, 2017	5,226
Balances at December 31, 2018	6,310

Schedule of Other tangible assets

	Estimated		Accumulated	Impairment	Carrying
	Useful Life	Cost	Amortization	Losses	Amount
IT developments	3 years	10,702	(5,548)	—	5,154
Others	10 years	87	(15)	—	72
Balances at December 31, 2017		10,789	(5,563)	—	5,226

IT developments	3 years	13,666	(7,420)	—	6,246
Others	10 years	87	(23)	—	64
Balances at December 31, 2018		13,753	(7,443)	—	6,310